Shareholders' Equity - Treasury Shares (Details) - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity
Beginning balance		950,000	1,254,691
Repurchase of Class B shares for newly issued Class A shares	879,691		50,000
Conversion of Class B shares		350,000	525,000
Cancellation of Class B shares		(1,300,000)
Treasury shares sold by Stichting JSOP			(879,691)
Shares buyback	950,000		950,000
Ending balance	950,000		950,000
Class A shares
Shareholders' Equity
Beginning balance			1,254,691
Repurchase of Class B shares for Class A shares held in treasury			(375,000)
Repurchase of Class B shares for newly issued Class A shares			50,000
Conversion of Class B shares		350,000	525,000
Treasury shares sold by Stichting JSOP			(879,691)
Shares buyback
Class B shares
Shareholders' Equity
Beginning balance		425,000
Repurchase of Class B shares for Class A shares held in treasury		425,000	375,000
Repurchase of Class B shares for newly issued Class A shares			50,000
Conversion of Class B shares		350,000	525,000
Cancellation of Class B shares		(425,000)
Shares buyback	425,000		425,000
Ending balance	425,000		425,000
Class C shares
Shareholders' Equity
Beginning balance		525,000
Repurchase of Class B shares for Class A shares held in treasury		875,000
Conversion of Class B shares		350,000	525,000
Cancellation of Class B shares		(875,000)
Shares buyback	525,000		525,000
Ending balance	525,000		525,000